Securities Act File No. 333-158133
Investment Company Act File No. 811-22282

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 4	[X]

(Check appropriate box or boxes.)

Cook & Bynum Funds Trust
(Exact name of Registrant as Specified in Charter)

2204 Lakeshore Drive, Suite 218
Birmingham, AL 35209
(Address of Principal Executive Office)(Zip Code)

205-994-2815
(Registrant’s Telephone Number, including Area Code)

Mr. J. Dowe Bynum

2204 Lakeshore Drive, Suite 218
Birmingham, AL  35209
(Name and Address of Agent for Service)

With copies to:

David J. Baum, Esq.
Alston & Bird LLP
950 F Street, N.W.
Washington, DC 20004

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 2 to the Registration Statement for Cook & Bynum Funds Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 1, which was filed pursuant to Rule 485(a)(1) on November 25, 2009. PEA No. 1 was initially scheduled to become effective on January 24, 2010.  Accordingly, the contents of PEA No. 1 consisting of Part A (the Cook & Bynum Fund Prospectus), Part B (the Cook & Bynum Fund Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Birmingham and State of Alabama on the 21st day of January, 2010.

COOK & BYNUM FUNDS TRUST

/s/ Richard P. Cook*

By: Richard P. Cook

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ Richard P. Cook*	President	January 21, 2010
Richard P. Cook

/s/ Benjamin Lowe*	Treasurer/Principal Financial Officer	January 21, 2010
Benjamin Lowe

/s/ J. Dowe Bynum*	Secretary, Vice President & Trustee	January 21, 2010
J. Dowe Bynum

/s/ David A. Hobbs*	Trustee	January 21, 2010
David A. Hobbs

/s/ Bruce F. Rogers*	Trustee	January 21, 2010
Bruce F. Rogers

*By:        /s/ David J. Baum
David J. Baum
Attorney-In-Fact
Date:   January 21, 2010